As filed with the Securities and Exchange
Commission on March 3, 2016

1933 Act File No. 002-10156
1940 Act File No. 811-00560

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [√]
PRE-EFFECTIVE AMENDMENT NO. [ ]
POST-EFFECTIVE AMENDMENT NO. 155

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [√]
AMENDMENT NO. 107
(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK INVESTMENT TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
(800) 225-5291

JOHN J. DANELLO, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111-2950

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

Title of Securities: Shares of beneficial interest, no par value.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on April 1, 2016 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document comprises the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

______________

* Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant’s Registration Statement, SEC File No. 811-00560, filed September 24, 2015, EDGAR Accession No. 0001133228-15-004925.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A for John Hancock Investment Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to John Hancock Global Focused Strategies Fund contained in Post-Effective Amendment No. 147, which was filed with the U.S. Securities and Exchange Commission on September 24, 2015. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 147 to April 1, 2016 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 3rd day of March, 2016.

John Hancock Investment Trust

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 3, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 3, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 3, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 3, 2016
James R. Boyle

/s/ Craig Bromley *	Trustee	March 3, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 3, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 3, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 3, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 3, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	March 3, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 3, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 3, 2016
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 3, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 3, 2016
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	March 3, 2016
Warren A. Thomson

*By: Power of Attorney
By: /s/ Thomas Dee Thomas Dee		March 3, 2016
Attorney-in-Fact
*Pursuant to Power of Attorney previously filed with Post- Effective Amendment No. 150 to the Trust’s Registration Statement on December 24, 2015